JPMorgan U.S. Applied Data Science Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 98.3%
Aerospace & Defense — 1.2%
Northrop Grumman Corp.	8	2,906

Auto Components — 0.6%
Lear Corp.	9	1,476

Banks — 10.5%
Bank of America Corp.	152	6,440
Citigroup, Inc.	60	4,235
Citizens Financial Group, Inc.	45	2,122
M&T Bank Corp.	17	2,511
PNC Financial Services Group, Inc. (The)	21	4,105
Wells Fargo & Co.	118	5,455
Western Alliance Bancorp	4	404

		25,272

Beverages — 2.1%
Coca-Cola Co. (The)	96	5,024

Biotechnology — 1.7%
AbbVie, Inc.	23	2,519
Vertex Pharmaceuticals, Inc. *	9	1,547

		4,066

Building Products — 2.1%
Johnson Controls International plc	34	2,281
Trane Technologies plc	15	2,676

		4,957

Capital Markets — 6.4%
BlackRock, Inc.	7	5,481
CME Group, Inc.	7	1,294
Morgan Stanley	56	5,495
T. Rowe Price Group, Inc.	16	3,154

		15,424

Chemicals — 2.1%
Axalta Coating Systems Ltd. *	95	2,785
DuPont de Nemours, Inc.	32	2,170

		4,955

Consumer Finance — 2.0%
Ally Financial, Inc.	34	1,721
Capital One Financial Corp.	8	1,270
Synchrony Financial	35	1,714

		4,705

Containers & Packaging — 0.6%
Berry Global Group, Inc. *	22	1,365

Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B *	9	2,564

Diversified Telecommunication Services — 2.4%
Verizon Communications, Inc.	104	5,596

Electric Utilities — 3.9%
Exelon Corp.	59	2,870
NextEra Energy, Inc.	80	6,302

		9,172

Electrical Equipment — 2.1%
Eaton Corp. plc	34	5,075

Equity Real Estate Investment Trusts (REITs) — 3.2%
Host Hotels & Resorts, Inc. *	42	685
Prologis, Inc.	45	5,648
Ventas, Inc.	22	1,216

		7,549

Food & Staples Retailing — 0.6%
Sysco Corp.	20	1,534

Food Products — 1.7%
Mondelez International, Inc., Class A	45	2,637
Tyson Foods, Inc., Class A	16	1,289

		3,926

Health Care Equipment & Supplies — 2.9%
Becton Dickinson and Co.	6	1,446
Medtronic plc	43	5,380

		6,826

Health Care Providers & Services — 5.5%
Anthem, Inc.	8	2,940
Centene Corp. *	27	1,690
Cigna Corp.	17	3,397
UnitedHealth Group, Inc.	13	4,999

		13,026

Hotels, Restaurants & Leisure — 1.3%
Expedia Group, Inc. *	8	1,263
Royal Caribbean Cruises Ltd. *	6	509
Travel + Leisure Co.	23	1,238

		3,010

Household Durables — 0.6%
Whirlpool Corp.	7	1,425

Household Products — 1.5%
Procter & Gamble Co. (The)	14	1,979
Spectrum Brands Holdings, Inc.	15	1,475

		3,454

Insurance — 2.7%
Loews Corp.	55	2,990
Travelers Cos., Inc. (The)	22	3,369

		6,359

Interactive Media & Services — 3.0%
Alphabet, Inc., Class C *	2	5,816
Facebook, Inc., Class A *	4	1,422

		7,238

IT Services — 2.3%
Fidelity National Information Services, Inc.	15	1,826
Fiserv, Inc. *	9	938
Mastercard, Inc., Class A	4	1,428
PayPal Holdings, Inc. *	5	1,328

		5,520

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	12	1,903

Machinery — 3.6%
Deere & Co.	4	1,379
Dover Corp.	24	3,689
Parker-Hannifin Corp.	12	3,372

		8,440

JPMorgan U.S. Applied Data Science Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Media — 1.7%
Charter Communications, Inc., Class A *	3	2,328
Comcast Corp., Class A	32	1,787

		4,115

Multiline Retail — 1.0%
Target Corp.	10	2,324

Multi-Utilities — 2.2%
CMS Energy Corp.	24	1,463
Dominion Energy, Inc.	37	2,706
WEC Energy Group, Inc.	12	1,076

		5,245

Oil, Gas & Consumable Fuels — 6.1%
Cheniere Energy, Inc. *	17	1,640
Chevron Corp.	18	1,824
Cimarex Energy Co.	24	2,071
ConocoPhillips	79	5,383
EOG Resources, Inc.	38	3,017
Phillips 66	8	585

		14,520

Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	87	5,131
Eli Lilly & Co.	12	2,671
Jazz Pharmaceuticals plc *	11	1,442
Merck & Co., Inc.	19	1,442

		10,686

Professional Services — 0.3%
Booz Allen Hamilton Holding Corp.	9	753

Real Estate Management & Development — 0.8%
CBRE Group, Inc., Class A *	20	1,923

Road & Rail — 3.0%
CSX Corp.	82	2,426
Norfolk Southern Corp.	19	4,662

		7,088

Semiconductors & Semiconductor Equipment — 4.1%
Analog Devices, Inc.	18	3,042
Lam Research Corp.	1	525
NXP Semiconductors NV (China)	5	1,050
QUALCOMM, Inc.	9	1,171
Texas Instruments, Inc.	21	3,977

		9,765

Software — 1.1%
Microsoft Corp.	9	2,580

Specialty Retail — 3.6%
AutoZone, Inc. *	2	3,566
Lowe’s Cos., Inc.	7	1,520
O’Reilly Automotive, Inc. *	6	3,365

		8,451

Technology Hardware, Storage & Peripherals — 0.3%
Xerox Holdings Corp.	35	714

Tobacco — 1.1%
Altria Group, Inc.	55	2,506

TOTAL COMMON STOCKS (Cost $199,838)		233,437

SHORT-TERM INVESTMENTS — 1.5%
INVESTMENT COMPANIES — 1.5%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b) (Cost $3,475)	3,474	3,475

Total Investments — 99.8% (Cost $203,313)		236,912
Other Assets Less Liabilities — 0.2%		417

Net Assets — 100.0%		237,329

Percentages indicated are based on net assets.

JPMorgan U.S. Applied Data Science Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	16	12/2021	USD	3,442	(145)

Abbreviations

USD	United States Dollar

JPMorgan U.S. Applied Data Science Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$236,912	$—	$—	$236,912

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(145)	$—	$—	$(145)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07% (a) (b)	$9,182	$4,295	$10,002	$—	$—	$3,475	3,474	$1	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.
(c)	Amount rounds to less than one thousand.